Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002044820
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	VistaOne, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-56714
Entity Tax Identification Number	33-1386882
Entity Address, Address Line One	Four Embarcadero Center
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	765-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false